Income Taxes - Entity's Total Income Tax Expense for the Period and Statutory Tax Rate (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income taxes	$ 37,119	$ 77,823	$ 44,591
Drilling Segment
Current Tax expense	37,119	77,823	44,591
Income taxes	$ 37,119	$ 77,823	$ 44,591
Effective tax rate	28.00%	23.10%	41.30%